Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Barclays PLC	Barclays PLC Called up share capital and share premium	Barclays PLC Other equity instruments	Barclays PLC Other reserves	Barclays PLC Retained earnings
Beginning balance, equity at Dec. 31, 2020	£ 66,882	£ 4,637	[1]	£ 11,172	[1]	£ 4,461	[2]	£ 45,527	£ 54,872	£ 4,637	£ 11,169	£ 394	£ 38,672
Profit after tax and other comprehensive income	4,838			804	[1]	(2,861)	[2]	6,848	4,343		804		3,539
Issue of shares under employee share schemes	295	60	[1]					235	89	60			29
Issue and exchange of other equity instruments	1,009			1,078	[1]			6	1,072		1,072
Vesting of shares under employee share schemes	(169)					241	[2]	(410)	(18)				(18)
Dividends paid	(556)							(512)	(512)				(512)
Other equity instruments coupons paid	(804)			(804)	[1]				(804)		(804)
Repurchase of shares	(1,200)	(161)	[1]			161	[2]	(1,200)	(1,200)	(161)		161	(1,200)
Other reserve movements	(14)			9	[1]	8	[2]	(7)	(5)				(5)
Ending balance, equity at Dec. 31, 2021	70,041	4,536	[1],[3]	12,259	[1],[3]	1,770	[2],[4]	50,487	57,837	4,536	12,241	555	40,505
Profit after tax and other comprehensive income	1,612			905	[3]	(4,080)	[4]	4,742	2,163		905		1,258
Issue of shares under employee share schemes	546	70	[3]	0				476	104	70			34
Issue and exchange of other equity instruments	1,040			1,032	[3]			28	1,026		1,009		17
Vesting of shares under employee share schemes	(232)					253	[4]	(485)	(22)				(22)
Dividends paid	(1,073)							(1,028)	(1,028)				(1,028)
Other equity instruments coupons paid	(905)			(905)	[3]				(905)		(905)
Repurchase of shares	(1,508)	(233)	[3]	0		233	[4]	(1,508)	(1,508)	(233)		233	(1,508)
Other reserve movements	(13)	0		(7)	[3]			(5)
Ending balance, equity at Dec. 31, 2022	69,260	4,373	[3]	13,284	[3]	(2,192)	[4]	52,827	57,667	4,373	13,250	788	39,256
Profit after tax and other comprehensive income	6,379			985	[3]	1,911	[4]	3,419	3,766		985		2,781
Issue of shares under employee share schemes	621	124	[3]	0				497	146	124			22
Issue and exchange of other equity instruments	(380)			(30)	[3]			(38)	(77)		(52)		(25)
Vesting of shares under employee share schemes	(229)					277	[4]	(506)	(22)				(22)
Dividends paid	(1,274)							(1,210)	(1,210)				(1,210)
Other equity instruments coupons paid	(985)			(985)	[3]				(985)		(985)
Repurchase of shares	(1,257)	(209)	[3]	0		209	[4]	(1,257)	(1,257)	(209)		209	(1,257)
Other reserve movements	14	0		5	[3]	3		2
Ending balance, equity at Dec. 31, 2023	£ 71,864	£ 4,288	[3]	£ 13,259	[3]	£ (77)	[4]	£ 53,734	£ 58,028	£ 4,288	£ 13,198	£ 997	£ 39,545

[1]	For further details refer to Note 28.
[2]	For further details refer to Note 29.
[3]	For further details refer to Note 27.
[4]	For further details refer to Note 28.